Reinsurance - Schedule of Reinsurance Recoverables by A.M. Best Rating and Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) reinsurer	Dec. 31, 2017 USD ($)
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 384.0	$ 385.8
Number of reinsurers with the largest reinsurance recoverable balances | reinsurer	3
Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 287.1
Ceded unearned premiums
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	2.7
Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	93.7
Ceded paid losses
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.5
John Hancock, The Hartford and Sun Life
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	382.8
A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	378.3
A Plus Plus or A Plus | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	281.5
A Plus Plus or A Plus | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	2.7
A Plus Plus or A Plus | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	93.7
A Plus Plus or A Plus | Ceded paid losses
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.4
B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	5.6
B Plus Plus or B Plus | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	5.6
B Plus Plus or B Plus | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.0
B Plus Plus or B Plus | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.0
B Plus Plus or B Plus | Ceded paid losses
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.0
Not rated
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.1
Not rated | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.0
Not rated | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.0
Not rated | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	0.0
Not rated | Ceded paid losses
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 0.1